Restatement of Financial Statements - Summary of Restatement of Financial Statements (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Accounts receivable	$ 135,208		$ 135,208			$ 62,259
Prepaid expenses	11,815		11,815			2,996
Other current assets	3,232		3,232			1,435
Total current assets	206,131		206,131			111,086
Property and equipment	264,970		264,970			63,714
Goodwill	875,724		875,724			351,610		$ 355,667
Other assets	27,146		27,146			4,832
Total assets	1,953,310		1,953,310			665,052
Accounts payable and accrued liabilities	127,016		127,016			34,295
Other liabilities	31,275		31,275			3,039
Total liabilities	1,588,819		1,588,819			579,882
Accumulated deficit	(91,703)		(91,703)			(80,133)
Total shareholders' equity	148,722		148,722			80,832
Noncontrolling interest	215,769		215,769			4,338
Total equity	364,491	$ 103,418	364,491	$ 103,418	$ 79,100	85,170	$ 109,634	118,989
Total liabilities and equity	1,953,310		1,953,310			665,052
Revenue
Revenues	108,177	63,213	241,636	178,747
Cost of operations, excluding depreciation and amortization	91,496	51,045	204,406	152,588
Depreciation and amortization	11,286	4,359	20,359	13,001
Operational financial instruments revaluation and other losses (gains)	68	(3,630)	(278)	4,482
Total operating expenses	103,499	59,602	227,040	162,833
Income from operations	4,678	3,611	14,596	15,914
Other financial instruments revaluation and other losses (gains)	96	286	3,462	(4,189)
Income (loss) before income taxes	(20,890)	(6,849)	(30,181)	(15,677)
Income tax expense (benefit)	(22,070)	(473)	(21,999)	498
Net income (loss)	1,180	(6,376)	(8,182)	(16,175)
Net income (loss) attributable to common shareholders	$ (1,337)	$ (7,211)	$ (11,570)	$ (18,051)
Net income (loss) per share attributable to common shareholders - basic and diluted	$ (0.02)	$ (0.10)	$ (0.16)	$ (0.26)
Equity [Abstract]
Total shareholders' equity	$ 364,491	$ 103,418	$ 364,491	$ 103,418	79,100	85,170	109,634	118,989
Statement of Cash Flows [Abstract]
Net income (loss)	1,180	(6,376)	(8,182)	(16,175)
Deferred income taxes			(22,731)	70
Other non-cash items			(332)	(883)
Changes in accounts receivable			(875)	2,154
Net cash provided by operating activities			12,749	11,823
Purchases of property and equipment			(5,203)	(3,007)
Net cash used in investing activities			(767,880)	(6,669)
Accumulated Deficit [Member]
Statement of Financial Position [Abstract]
Total equity	(91,703)	(61,443)	(91,703)	(61,443)	(90,366)	(80,133)	(54,232)	(43,392)
Revenue
Net income (loss)	(1,337)	(7,211)	(11,570)	(18,051)
Equity [Abstract]
Total shareholders' equity	(91,703)	(61,443)	(91,703)	(61,443)	(90,366)	(80,133)	(54,232)	(43,392)
Statement of Cash Flows [Abstract]
Net income (loss)	(1,337)	(7,211)	(11,570)	(18,051)
Total Shareholders' Equity [Member]
Statement of Financial Position [Abstract]
Total equity	148,722	99,164	148,722	99,164	74,898	80,832	105,807	115,489
Revenue
Net income (loss)	(1,337)	(7,211)	(11,570)	(18,051)
Equity [Abstract]
Total shareholders' equity	148,722	99,164	148,722	99,164	74,898	80,832	105,807	115,489
Statement of Cash Flows [Abstract]
Net income (loss)	(1,337)	(7,211)	(11,570)	(18,051)
Noncontrolling Interest [Member]
Statement of Financial Position [Abstract]
Total equity	215,769	4,254	215,769	4,254	4,202	4,338	3,827	3,500
Revenue
Net income (loss)	2,517	835	3,388	1,876
Equity [Abstract]
Total shareholders' equity	215,769	4,254	215,769	4,254	$ 4,202	4,338	$ 3,827	$ 3,500
Statement of Cash Flows [Abstract]
Net income (loss)	$ 2,517	835	$ 3,388	1,876
Previously Reported [Member]
Statement of Financial Position [Abstract]
Accounts receivable						91,127
Prepaid expenses						3,396
Other current assets						546
Total current assets						139,465
Property and equipment						79,930
Goodwill						360,604
Other assets						4,876
Total assets						718,685
Accounts payable and accrued liabilities						34,233
Other liabilities						2,173
Total liabilities						578,953
Accumulated deficit						(26,759)
Total shareholders' equity						134,206
Noncontrolling interest						5,526
Total equity		161,050		161,050		139,732
Total liabilities and equity						718,685
Revenue
Revenues		67,124		193,088
Cost of operations, excluding depreciation and amortization		48,853		146,543
Depreciation and amortization		5,251		15,410
Operational financial instruments revaluation and other losses (gains)		3,673		(4,291)
Total operating expenses		58,347		159,388
Income from operations		8,778		33,700
Other financial instruments revaluation and other losses (gains)		(286)		3,881
Income (loss) before income taxes		(1,683)		2,415
Income tax expense (benefit)		(986)		(966)
Net income (loss)		(697)		3,382
Net income (loss) attributable to common shareholders		$ (1,550)		$ 1,427
Net income (loss) per share attributable to common shareholders - basic and diluted		$ (0.02)		$ 0.02
Equity [Abstract]
Total shareholders' equity		$ 161,050		$ 161,050		139,732
Statement of Cash Flows [Abstract]
Net income (loss)		(697)		3,382
Deferred income taxes				(1,394)
Financial instruments revaluation and related losses (gains)				(1,487)
Other non-cash items				1,077
Changes in accounts receivable				(16,128)
Net cash provided by operating activities				18,235
Purchases of property and equipment				(9,419)
Net cash used in investing activities				(13,081)
Previously Reported [Member] | Accumulated Deficit [Member]
Statement of Financial Position [Abstract]
Total equity		(4,934)		(4,934)
Equity [Abstract]
Total shareholders' equity		(4,934)		(4,934)
Previously Reported [Member] | Total Shareholders' Equity [Member]
Statement of Financial Position [Abstract]
Total equity		155,673		155,673
Equity [Abstract]
Total shareholders' equity		155,673		155,673
Previously Reported [Member] | Noncontrolling Interest [Member]
Statement of Financial Position [Abstract]
Total equity		5,377		5,377
Equity [Abstract]
Total shareholders' equity		5,377		5,377
Revision of Prior Period, Adjustment [Member]
Statement of Financial Position [Abstract]
Accounts receivable		37,700		37,700		(28,868)
Prepaid expenses						(400)
Other current assets						889
Total current assets						(28,379)
Property and equipment		15,600		15,600		(16,216)
Goodwill		9,600		9,600		(8,994)
Other assets						(44)
Total assets						(53,633)
Accounts payable and accrued liabilities						62
Other liabilities						866
Total liabilities						929
Accumulated deficit						(53,374)
Total shareholders' equity						(53,374)
Noncontrolling interest						(1,188)
Total equity		(57,632)		(57,632)		(54,562)
Total liabilities and equity						(53,633)
Revenue
Revenues		(3,900)		(14,341)
Cost of operations, excluding depreciation and amortization		2,192		6,045
Depreciation and amortization		(900)		(2,400)
Operational financial instruments revaluation and other losses (gains)		(43)		(191)
Total operating expenses		1,255		3,445
Income from operations		(5,167)		(17,786)
Other financial instruments revaluation and other losses (gains)		0		308
Income (loss) before income taxes		(5,166)		(18,092)
Income tax expense (benefit)		513		1,464
Net income (loss)		(5,679)		(19,557)
Net income (loss) attributable to common shareholders		$ (5,661)		$ (19,478)
Net income (loss) per share attributable to common shareholders - basic and diluted		$ (0.08)		$ (0.28)
Equity [Abstract]
Total shareholders' equity		$ (57,632)		$ (57,632)		(54,562)
Statement of Cash Flows [Abstract]
Net income (loss)		(5,679)		(19,557)
Deferred income taxes				1,464
Financial instruments revaluation and related losses (gains)				309
Other non-cash items				(194)
Changes in accounts receivable				13,974
Net cash provided by operating activities				(6,412)
Purchases of property and equipment				6,412
Net cash used in investing activities				6,412
Revision of Prior Period, Adjustment [Member] | Accumulated Deficit [Member]
Statement of Financial Position [Abstract]
Total equity		(56,509)		(56,509)
Equity [Abstract]
Total shareholders' equity		(56,509)		(56,509)
Revision of Prior Period, Adjustment [Member] | Total Shareholders' Equity [Member]
Statement of Financial Position [Abstract]
Total equity		(56,509)		(56,509)
Equity [Abstract]
Total shareholders' equity		(56,509)		(56,509)
Revision of Prior Period, Adjustment [Member] | Noncontrolling Interest [Member]
Statement of Financial Position [Abstract]
Total equity		(1,123)		(1,123)
Equity [Abstract]
Total shareholders' equity		(1,123)		(1,123)
As Restated [Member]
Statement of Financial Position [Abstract]
Accounts receivable						62,259
Prepaid expenses						2,996
Other current assets						1,435
Total current assets						111,086
Property and equipment						63,714
Goodwill						351,610
Other assets						4,832
Total assets						665,052
Accounts payable and accrued liabilities						34,295
Other liabilities						3,039
Total liabilities						579,882
Accumulated deficit						(80,133)
Total shareholders' equity						80,832
Noncontrolling interest						4,338
Total equity		103,418		103,418		85,170
Total liabilities and equity						665,052
Revenue
Revenues		63,213		178,747
Cost of operations, excluding depreciation and amortization		51,045		152,588
Depreciation and amortization		4,359		13,001
Operational financial instruments revaluation and other losses (gains)		3,630		(4,482)
Total operating expenses		59,602		162,833
Income from operations		3,611		15,914
Other financial instruments revaluation and other losses (gains)		(286)		4,189
Income (loss) before income taxes		(6,849)		(15,677)
Income tax expense (benefit)		(473)		498
Net income (loss)		(6,376)		(16,175)
Net income (loss) attributable to common shareholders		$ (7,211)		$ (18,051)
Net income (loss) per share attributable to common shareholders - basic and diluted		$ (0.10)		$ (0.26)
Equity [Abstract]
Total shareholders' equity		$ 103,418		$ 103,418		$ 85,170
Statement of Cash Flows [Abstract]
Net income (loss)		(6,376)		(16,175)
Deferred income taxes				70
Financial instruments revaluation and related losses (gains)				(1,178)
Other non-cash items				883
Changes in accounts receivable				(2,154)
Net cash provided by operating activities				11,823
Purchases of property and equipment				(3,007)
Net cash used in investing activities				(6,669)
As Restated [Member] | Accumulated Deficit [Member]
Statement of Financial Position [Abstract]
Total equity		(61,443)		(61,443)
Equity [Abstract]
Total shareholders' equity		(61,443)		(61,443)
As Restated [Member] | Total Shareholders' Equity [Member]
Statement of Financial Position [Abstract]
Total equity		99,164		99,164
Equity [Abstract]
Total shareholders' equity		99,164		99,164
As Restated [Member] | Noncontrolling Interest [Member]
Statement of Financial Position [Abstract]
Total equity		4,254		4,254
Equity [Abstract]
Total shareholders' equity		$ 4,254		$ 4,254